GENFIT Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2022
Accumulated Depreciation and Impairment
Translation adjustments	€ 0	€ 0
Reclassification	0	0
Increase	(10)	(64)
Decrease	180	75
Intangible assets	(759)	(928)	€ (940)
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	0	0
Increase	(10)	(64)
Decrease	180	75
Intangible assets	(759)	(928)	(940)
Gross
Translation adjustments	(748)	2,747
Reclassification	(5)	18
Increase	0	2,074
Decrease	(180)	(45)
Intangible assets	48,757	49,690	44,897
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	(748)	2,747
Reclassification	(5)	18
Increase	0	2,074
Decrease	(180)	(45)
Intangible assets	€ 48,757	49,690	44,897
Expected Success Rate	14.50%
Discount rate applied to cash flow projections	12.50%
Translation adjustments	€ (748)	2,747
Reclassification	(5)	18
Increase	(10)	2,010
Decrease	0	29
Intangible assets	€ 47,998	48,761	43,957
Expected Success Rate	14.50%
Discount rate applied to cash flow projections	12.50%
Translation adjustments	€ (748)	2,747
Reclassification	(5)	18
Increase	(10)	2,010
Decrease	0	29
Intangible assets	47,998	48,761	43,957
Patents | Accumulated Depreciation and Impairment
Translation adjustments	0	0
Reclassification	0	0
Increase	0	0
Decrease	0	0
Intangible assets	0	0	0
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	0	0
Increase	0	0
Decrease	0	0
Intangible assets	0	0	0
Patents | Gross
Translation adjustments	0	0
Reclassification	(5)	18
Increase	0	0
Decrease	0	0
Intangible assets	364	369	351
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	(5)	18
Increase	0	0
Decrease	0	0
Intangible assets	364	369	351
Other Intangibles | Accumulated Depreciation and Impairment
Translation adjustments	0	0
Reclassification	0	0
Increase	0	0
Decrease	0	0
Intangible assets	0	0	0
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	0	0
Increase	0	0
Decrease	0	0
Intangible assets	0	0	0
Other Intangibles | Gross
Translation adjustments	(748)	2,746
Reclassification	0	0
Increase	0	2,050
Decrease	0	0
Intangible assets	47,618	48,366	43,569
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	(748)	2,746
Reclassification	0	0
Increase	0	2,050
Decrease	0	0
Intangible assets	47,618	48,366	43,569
Computer software [member] | Accumulated Depreciation and Impairment
Translation adjustments	0	0
Reclassification	0	0
Increase	(10)	(63)
Decrease	180	75
Intangible assets	(759)	(928)	(940)
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	0	0
Increase	(10)	(63)
Decrease	180	75
Intangible assets	(759)	(928)	(940)
Computer software [member] | Gross
Translation adjustments	0	0
Reclassification	0	0
Increase	0	24
Decrease	(180)	(45)
Intangible assets	776	955	977
Disclosure of detailed information about intangible assets [abstract]
Translation adjustments	0	0
Reclassification	0	0
Increase	0	24
Decrease	(180)	(45)
Intangible assets	€ 776	€ 955	977
Acquisition of Seal Rock
Growth rate used to extrapolate cash flow projections	2.00%
Percentage Amount By Which Value Assigned To Expected rate of success of program in order For Recoverable Amount To Be Equal To Carrying Amount	7.50%
Expected Success Rate	7.90%
Discount rate applied to cash flow projections	12.50%
Increase (decrease) in intangible assets and goodwill	€ 2,000
PercentageAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	13.00%
Disclosure of detailed information about intangible assets [abstract]
Growth rate used to extrapolate cash flow projections	2.00%
Percentage Amount By Which Value Assigned To Expected rate of success of program in order For Recoverable Amount To Be Equal To Carrying Amount	7.50%
Expected Success Rate	7.90%
Discount rate applied to cash flow projections	12.50%
Increase (decrease) in intangible assets and goodwill	€ 2,000
PercentageAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	13.00%
Acquisition of Versantis
Growth rate used to extrapolate cash flow projections	2.00%
Total purchase price				€ 46,600
Percentage Amount By Which Value Assigned To Expected rate of success of program in order For Recoverable Amount To Be Equal To Carrying Amount	13.70%
Expected Success Rate	15.10%
Discount rate applied to cash flow projections	12.50%
Increase (decrease) in intangible assets and goodwill	€ 45,900		43,900
PercentageAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	13.80%
Disclosure of detailed information about intangible assets [abstract]
Growth rate used to extrapolate cash flow projections	2.00%
Total purchase price				€ 46,600
Percentage Amount By Which Value Assigned To Expected rate of success of program in order For Recoverable Amount To Be Equal To Carrying Amount	13.70%
Expected Success Rate	15.10%
Discount rate applied to cash flow projections	12.50%
Increase (decrease) in intangible assets and goodwill	€ 45,900		€ 43,900
PercentageAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount	13.80%
Patents
Estimated useful lives of software and license agreements	20 years
Disclosure of detailed information about intangible assets [abstract]
Estimated useful lives of software and license agreements	20 years
Top of Range | Computer software [member]
Estimated useful lives of software and license agreements	8 years
Disclosure of detailed information about intangible assets [abstract]
Estimated useful lives of software and license agreements	8 years
Bottom of Range | Computer software [member]
Estimated useful lives of software and license agreements	1 year
Disclosure of detailed information about intangible assets [abstract]
Estimated useful lives of software and license agreements	1 year